Acquisition - Schedule of Business Acquisitions (Detail) - USD ($) $ in Millions			9 Months Ended
	Jun. 05, 2024	Dec. 27, 2023	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Goodwill			$ 808.5	$ 811.2	$ 795.6
LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Goodwill			808.5	$ 811.2	$ 1,289.5	$ 2,764.5
Preliminary purchase price consideration	$ 35.0
Entertainment One Television and Film Business ("eOne")
Business Acquisition [Line Items]
Cash and cash equivalents			54.1
Accounts receivable			293.2
Investment in films and television programs			370.2
Property and equipment			14.0
Intangible assets			4.0
Other assets			172.4
Accounts payable and accrued liabilities			(69.3)
Content related payable			38.8
Participations and residuals			(202.9)
Other liabilities and deferred revenue			(130.9)
Fair value of net assets acquired			360.2
Goodwill			12.9
Preliminary purchase price consideration		$ 373.1	373.1
Entertainment One Television and Film Business ("eOne") | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		54.1	54.1
Accounts receivable		298.8	293.2
Investment in films and television programs		371.8	370.2
Property and equipment		14.0	14.0
Intangible assets		4.0	4.0
Other assets		168.2	172.4
Accounts payable and accrued liabilities		(67.8)	(69.3)
Content related payable		(35.4)	38.8
Participations and residuals		(201.9)	(202.9)
Film related obligations		(105.8)	(105.8)
Other liabilities and deferred revenue		(130.5)	(130.9)
Fair value of net assets acquired		369.5	360.2
Goodwill		15.6	12.9
Preliminary purchase price consideration		$ 385.1	$ 373.1